Segments - Information by Segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Vessel revenue	$ 52,665	$ 83,720
Vessel operating cost	37,400	36,852
Charterhire expense	0
Vessel depreciation	12,135	12,460
General and administrative expenses	19,289	21,056
Gain on sale of vessels	49,336
Interest income	1,684	11
Income from equity investment		47,197
Foreign exchange gain	1,476	(2,321)
Financial expense, net	(764)	(1,952)
(Loss) income before taxes	(63,099)	56,287
Marine Energy Segment
Segment Reporting Information [Line Items]
Vessel revenue	52,665	83,720
Vessel operating cost	37,400	36,852
Vessel depreciation	12,135	12,460
General and administrative expenses	6,336	7,564
Gain on sale of vessels	49,336
Interest income		0
Income from equity investment		0
Foreign exchange gain		0
Financial expense, net		0
(Loss) income before taxes	(52,542)	26,844
Corporate
Segment Reporting Information [Line Items]
Vessel revenue	0	0
Vessel operating cost	0	0
Charterhire expense	0
Vessel depreciation	0	0
General and administrative expenses	12,953	13,492
Gain on sale of vessels	0
Interest income	1,684	11
Income from equity investment		47,197
Foreign exchange gain	1,476	(2,321)
Financial expense, net	(764)	(1,952)
(Loss) income before taxes	$ (10,557)	$ 29,443